Cover	Dec. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2023
Entity File Number	001-36783
Entity Registrant Name	Bellicum Pharmaceuticals, Inc.
Entity Central Index Key	0001358403
Entity Tax Identification Number	20-1450200
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3730 Kirby Drive
Entity Address, Address Line Two	Ste. 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	281
Local Phone Number	454-3424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false